Variable Interest Entities - Financial Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Variable Interest Entity [Line Items]
Liquefaction services revenue	$ 211,032	$ 125,564
Realized and unrealized gain on oil derivative instrument	8,145	111,348
Net debt repayments	123,495	874,256
Net debt receipts	14,824	1,176,000
Additions to asset under development	105,339	116,715
Hilli | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Current assets	112,646		$ 172,554
Non-current assets	1,366,869		1,392,713
Current liabilities	(200,633)		(278,728)
Non-current liabilities	(805,686)		$ (842,786)
Realized and unrealized gain on oil derivative instrument	8,145	111,348
Net debt repayments	39,297	0
Net debt receipts	0	928,280
Golar Gimi | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Current assets	48,328
Non-current assets	187,056
Current liabilities	(40,837)
Additions to asset under development	105,339
Liquefaction Services
Variable Interest Entity [Line Items]
Liquefaction services revenue	109,048	18,577
Liquefaction Services | Hilli | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Liquefaction services revenue	$ 109,048	$ 18,577